Public Offering - Reconciliation of Class A Common Stock (Details) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Jan. 22, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Gross proceeds	$ 450,000,000
Total mezzanine equity			$ 568,483,000	$ 567,463,000	$ 568,483,000	$ 360,170,000
Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Gross proceeds					450,000,000
Class A shares issuance costs		$ (78,000)		$ (131,686)	(613,020)
Total mezzanine equity			450,000,000		450,000,000
Class A Common Stock | Initial Public Offering | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Gross proceeds					450,000,000
Class A shares issuance costs					(24,444,879)
Accretion of carrying value to redemption value			0		(40,734,879)
Total mezzanine equity			$ 450,000,000		450,000,000
Class A Common Stock | Initial Public Offering | Public Warrants | Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Proceeds allocated to public warrants					$ (16,290,000)